Condensed Consolidated Balance Sheets (Unaudited)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Current assets
Cash and cash equivalents	$ 13,015	$ 16,844	$ 1,163,928
Accounts receivable, net	319,800	413,873	887
Other current assets	86,100	111,427	69,501
Total current assets	418,915	542,144	1,234,316
Non-current assets
Intangible assets, net			66,930
Plant and equipment, net	1,158	1,499	422
Right-of-use assets	50,762	65,694	13,761
Total non-current assets	51,920	67,193	81,113
TOTAL ASSETS	470,835	609,337	1,315,429
Current liabilities
Accounts payable			189
Accruals and other current liabilities	505,271	653,903	1,105,195
Income tax payables	61,625	79,753	574
Working capital loan from a related party	2,505,409	3,242,408	3,151,736
Operating lease liabilities, current	29,995	38,818	11,921
Total current liabilities	3,102,300	4,014,882	4,269,615
Non-current liabilities
Operating lease liabilities, non-current	20,932	27,090	2,132
Total non-current liabilities	20,932	27,090	2,132
TOTAL LIABILITIES	3,123,232	4,041,972	4,271,747
COMMITMENT AND CONTINGENCIES (NOTE 15)
SHAREHOLDERS’ DEFICIT
Additional paid in capital	15,993,716	20,698,481	20,698,481
Accumulated losses	(18,892,504)	(24,449,985)	(23,946,201)
Accumulated other comprehensive income	233,546	302,245	274,778
Total shareholders' deficit	(2,652,397)	(3,432,635)	(2,956,318)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	470,835	609,337	1,315,429
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	7,527	9,741	9,741
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	$ 5,318	$ 6,883	$ 6,883